FAIR VALUE MEASUREMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
FAIR VALUE MEASUREMENT

a.	The Company measures fair value and discloses fair value measurements for financial assets and liabilities. Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The accounting standard establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described below:

Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2: Observable prices that are based on inputs not quoted on active markets, but corroborated by market data.

Level 3: Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

b.	In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible and considers counterparty credit risk in its assessment of fair value. In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible and considers counterparty credit risk in its assessment of fair value.

The convertible loan was recorded at a fair value of $1,044 as of December 31, 2010, then subsequently remeasured at fair value with the increase in fair value of $624 included in the Consolidated Statements of Operations as of March 31, 2011. This security was measured at fair value on a recurring basis and classified in the "Significant Unobservable inputs (Level 3)" category.

c.	The carrying amounts of cash and cash equivalents, accounts receivable, accounts payable and other accrued liabilities approximate their fair value either because these amounts are presented at fair value or due to the relatively short-term maturities of such instruments. The carrying amount of the Group's other financial long-term assets and other financial long-term liabilities approximate their fair value.

a.	The Company measures fair value and discloses fair value measurements for financial assets and liabilities. Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The accounting standard establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described below:

Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2: Observable prices that are based on inputs not quoted on active markets, but corroborated by market data.

Level 3: Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible and considers counterparty credit risk in its assessment of fair value.

Convertible loan was initially recorded at fair value of $1,133, then subsequently remeasured at fair value with the decrease in fair value of $89 included in the profit or loss as of December 31, 2010. This security is measured at fair value on a recurring basis and classified in the "Significant Unobservable inputs (Level 3)" category.

b.	The carrying amounts of cash and cash equivalents, accounts receivable, accounts payable and other accrued liabilities approximate their fair value either because these amounts are presented at fair value or due to the relatively short-term maturities of such instruments. The carrying amount of the Group’s other financial long-term assets and other financial long-term liabilities approximate their fair value.